Schedule H - Line 4(i) - Schedule of Assets (Details) - EBP 20-2991357 003 [Member]	Dec. 31, 2025 USD ($)
Investment, value	$ 244,176,081
Mutual Fund [Member]
Investment, value	85,963,894
Common Collective Trust [Member]
Investment, value	$ 153,504,327